Finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowing costs [abstract]
Finance costs before capitalized interest	$ 182,841,000	$ 127,282,000
Less capitalized interest	(18,004,000)	(2,856,000)
Finance costs	164,837,000	124,426,000
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,363,372,000	$ 1,768,853,000
Unsecured notes due March 2020
Disclosure of detailed information about borrowings [line items]
Make-whole interest charge on borrowings	15,400,000
Long-term debt	$ 250,000,000